3. PATENTS (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents
	March 31, 2016	March 31, 2015
Patents	$211,645	$211,645
Accumulated amortization	(117,484)	(108,320)
	$94,161	$103,325